Operating Leases - Lease obligations (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Operating Leases
Right-of-use assets	$ 2,423	$ 2,423	$ 2,261
Lease liability	2,422	2,422
Operating lease payments	$ 300	$ 400
Weighted average discount rate (as a percent)	7.20%	7.20%
Weighted average remaining lease term	2 years 7 months 6 days	2 years 7 months 6 days
Partnership's lease liabilities from leased-in equipment
2023 (excluding the six months ended June 30, 2023)	$ 514	$ 514
2024	1,028	1,028
2025	1,028	1,028
2026	86	86
Total	2,656	2,656
Less imputed interest	234	234
Carrying value of operating lease liabilities	$ 2,422	$ 2,422